Balances and Transactions with Related Parties (Details 1) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Research and development	₪ 71,913		₪ 18,777	₪ 7,794
Marketing, general and administrative	5,154		₪ 4,879	₪ 4,106
USD [Member]
Research and development | $		$ 19,187
Marketing, general and administrative | $		1,375
2016 [Member]
Research and development	1,072
Marketing, general and administrative	1,898
2017 [Member]
Research and development	1,575
Marketing, general and administrative	1,098
2018 [Member]
Research and development	1,468
Marketing, general and administrative	₪ 1,252
2018 [Member] | USD [Member]
Research and development | $		392
Marketing, general and administrative | $		$ 334